10010572

NYSE Euronext

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Cortnys

Received SEC
MAR 0 2 2010
Washington, DC 20549

March 2, 2010

1-34641

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LABORATORY SPECIALISTS OF AMERICA, INC. as an additional guarantor of the obligations of Inverness Medical Innovations, Inc., Guarantee of 9.00% Senior Subordinated Notes due 2016 of Inverness Medical Innovations, Inc. and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 2, 2010.

Sincerely,